SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash at bank	$ 156.3	$ 97.8
Bank short-term deposits	2.5	0.7
Total cash and cash equivalents	$ 158.8	$ 98.5	$ 148.9